Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue
Schedule of revenue

	Six Months Ended
	June 30,
(in thousands of $)	2021	2020
Upfront payments	$444,303	$20,592
Zai Lab	151,903	-
Janssen	292,278	20,264
AbbVie	121	291
Other	—	37
Milestone payments	24,181	2,020
Janssen	22,865	1,585
AbbVie	102	417
Other	1,214	18
Research and development service fees	1,914	2,071
Janssen	1,892	1,994
Other	22	77
Total revenue	$470,398	$24,683